Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 25,691,911	¥ 22,064,192	¥ 18,583,653
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,919,832	6,790,453	4,715,804
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,495,829	1,901,118	1,817,944
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,252,632	3,940,175	3,284,392
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,616,944	¥ 3,929,775	¥ 3,103,383